Document and Entity Information	Jun. 16, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	353 1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.000 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Trading Symbol	AON23
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3.500 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 3.875 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 2.875 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 285 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.85% Senior Notes due 2027
Trading Symbol	AON27
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.05 Senior Notes Due 20316 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.05% Senior Notes due 2031
Trading Symbol	AON31
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.60 Senior Notes Due 20311 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.60% Senior Notes due 2031
Trading Symbol	AON31/A
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 5.00 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.00% Senior Notes due 2032
Trading Symbol	AON 32
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 5.35 Senior Notes Due 20333 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 5.35% Senior Notes due 2033
Trading Symbol	AON33
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.250 Senior Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.450 Senior Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.600 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Guarantees Of Aon Plcs 4.750 Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 2.90 Senior Notes Due 20514 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 2.90% Senior Notes due 2051
Trading Symbol	AON51
Security Exchange Name	NYSE
Guarantees Of Aon Corporation And Aon Global Holdings Plcs 3.90 Senior Notes Due 20525 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon Corporation and Aon Global Holdings plc’s 3.90% Senior Notes due 2052
Trading Symbol	AON52
Security Exchange Name	NYSE